Operating Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Leases
2 1 .	Operating Leases

The Group leases office space under
non-cancellable
operating lease agreements that expire at various dates through June 2025. The Group also purchased a land use right, which expires at April 2072. The prepayment for land use right is included in right-of-use
assets and amortized over the period of the land use right (see note 2.23). As the Group incurs no lease liability in relation to the land use right, the amounts related to land use right are excluded from the following disclosure.
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

As of December 31, 2022
RMB
Operating lease right-of-use assets	82,055
Current operating lease liabilities	44,590
Non-current operating lease liabilities	35,931

Total operating lease liabilities	80,521

Weighted average remaining lease term (in years)	2.30
Weighted average discount rate	4.6%

Year ended December 31, 2022
RMB
Lease cost:
Operating fixed lease cost	16,289
Lease cost related to short-term leases not capitalized	8,869

Total lease cost	25,158

Supplemental cash flow information related to leases for the year ended December 31, 2022 is as follows:

Year ended December 31,2022
RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	12,604
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	2,796
There are no
right-of-use
assets changes due to modification during the year ended December 31, 2022.

As of December 31, 2022, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2023	45,624
2024	31,559
2025	7,363

Total minimum lease payments*	84,546
Less: amount representing interest	(4,025)

Present value of minimum lease payments	80,521

*
The lease agreement of the Group’s headquarter office is subsidized and paid by a local government authority subject to certain performance targets which the Group met for the past years and believes it will continue to
meet for the remaining lease period. RMB70,919 of the lease liabilities included above will be paid by the subsidies. The above lease cost and operating cash flows from operating leases are presented net of the subsidy impact.